Stock Based Compensation - Performance Share Units - Additional Information (Detail) - Performance share units (PSUs) [member]	6 Months Ended
Jun. 30, 2021
Disclosure of information relative to Performance Share Units [line items]
PSUs vesting period	three
Bottom of range [member]
Disclosure of information relative to Performance Share Units [line items]
Potential Performance Factors	0.00%
Top of range [member]
Disclosure of information relative to Performance Share Units [line items]
Potential Performance Factors	200.00%